Nature of Regulation - Eastern Canadian Electric Utilities (Details) - company					12 Months Ended
	Mar. 01, 2016	Jan. 01, 2016	Mar. 01, 2013	Jan. 01, 2013	Dec. 31, 2016	Dec. 31, 2015
Newfoundland Power Inc. | PUB
Public Utilities, General Disclosures [Line Items]
ROE (percent)		8.50%		8.80%
Capital structure of common equity (percent)		45.00%		45.00%
Maritime Electric | IRAC
Public Utilities, General Disclosures [Line Items]
ROE (percent)	9.35%		9.75%
Capital structure of common equity (percent)	40.00%		40.00%
ROE rate term	3 years
FortisOntario
Public Utilities, General Disclosures [Line Items]
Franchise agreement term					35 years
FortisOntario | Electric Utilities
Public Utilities, General Disclosures [Line Items]
Number of utilities					3
FortisOntario | OEB
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity (percent)					40.00%	40.00%
Minimum | FortisOntario | OEB
Public Utilities, General Disclosures [Line Items]
ROE (percent)					8.93%	8.93%
Maximum | FortisOntario | OEB
Public Utilities, General Disclosures [Line Items]
ROE (percent)					9.30%	9.30%